                     COHEN & STEERS REALTY INCOME FUND, INC.

                             CLASS A, B AND C SHARES


                        SUPPLEMENT DATED DECEMBER 8, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

         The Fund's portfolio managers are:

         Martin Cohen - Mr. Cohen is a director, president and treasurer of the fund. He is co-chairman and co-chief executive officer of Cohen & Steers Capital Management, Inc., the fund's investment adviser, which is a wholly owned subsidiary of Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, Inc., the fund's distributor. Mr. Cohen has been a portfolio manager of the fund since its inception.

         Robert H. Steers - Mr. Steers is a director, chairman and secretary of the fund. He is co-chairman and co-chief executive officer of the fund's investment adviser, and president of the Fund's distributor. Mr. Steers has been a portfolio manager of the fund since its inception.

         Joseph M. Harvey - Mr. Harvey joined the investment adviser in 1992 and currently serves as president. He was appointed a portfolio manager of the fund in August 2004.

         James S. Corl - Mr. Corl joined the investment adviser in 1997 and currently serves as executive vice president. He was appointed a portfolio manager of the fund in December 2004.

         William F. Scapell - Mr. Scapell joined the investment advisor in 2003 and currently serves as senior vice president. He was appointed a portfolio manager of the fund in September 2005.

                     COHEN & STEERS REALTY INCOME FUND, INC.

                                 CLASS I SHARES


                        SUPPLEMENT DATED DECEMBER 8, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005


The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

         The Fund's portfolio managers are:

         Martin Cohen - Mr. Cohen is a director, president and treasurer of the fund. He is co-chairman and co-chief executive officer of Cohen & Steers Capital Management, Inc., the fund's investment adviser, which is a wholly owned subsidiary of Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, Inc., the fund's distributor. Mr. Cohen has been a portfolio manager of the fund since its inception.

         Robert H. Steers - Mr. Steers is a director, chairman and secretary of the fund. He is co-chairman and co-chief executive officer of the fund's investment adviser, and president of the Fund's distributor. Mr. Steers has been a portfolio manager of the fund since its inception.

         Joseph M. Harvey - Mr. Harvey joined the investment adviser in 1992 and currently serves as president. He was appointed a portfolio manager of the fund in August 2004.

         James S. Corl - Mr. Corl joined the investment adviser in 1997 and currently serves as executive vice president. He was appointed a portfolio manager of the fund in December 2004.

         William F. Scapell - Mr. Scapell joined the investment advisor in 2003 and currently serves as senior vice president. He was appointed a portfolio manager of the fund in September 2005.